UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: September 30
Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
LEGG MASON PARTNERS SMALL CAP GROWTH FUND
FORM N-Q
DECEMBER 31, 2006

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited)	December 31, 2006

Shares	Security	Value

COMMON STOCKS — 96.7%
CONSUMER DISCRETIONARY — 16.5%
Diversified Consumer Services — 1.6%
78,600	Steiner Leisure Ltd. *	$3,576,300

Hotels, Restaurants & Leisure — 5.2%
3,700	Chipotle Mexican Grill Inc., Class A *	210,900
40,600	Panera Bread Co. *	2,269,946
44,700	PF Chang’s China Bistro Inc. *	1,715,586
72,500	Shuffle Master Inc. *	1,899,500
28,800	Station Casinos Inc.	2,352,096
94,000	WMS Industries Inc. *	3,276,840

	Total Hotels, Restaurants & Leisure	11,724,868

Internet & Catalog Retail — 1.5%
100,800	VistaPrint Ltd. *	3,337,488

Specialty Retail — 8.2%
105,900	AC Moore Arts & Crafts Inc *	2,294,853
81,700	Bebe Stores Inc.	1,616,843
114,400	Charming Shoppes Inc. *	1,547,832
70,200	Dick’s Sporting Goods Inc. *	3,439,098
69,100	DSW, Inc., Class A Shares *	2,665,187
133,800	Pacific Sunwear of California Inc. *	2,619,804
98,900	Urban Outfitters Inc. *	2,277,667
71,200	Volcom Inc. *	2,105,384

	Total Specialty Retail	18,566,668

	TOTAL CONSUMER DISCRETIONARY	37,205,324

ENERGY — 5.2%
Energy Equipment & Services — 2.1%
43,500	FMC Technologies Inc. *	2,680,905
64,400	Rowan Cos. Inc.	2,138,080

	Total Energy Equipment & Services	4,818,985

Oil, Gas & Consumable Fuels — 3.1%
91,200	Berry Petroleum Co., Class A Shares	2,828,112
60,100	GMX Resources Inc. *	2,133,550
41,300	Ultra Petroleum Corp. *	1,972,075

	Total Oil, Gas & Consumable Fuels	6,933,737

	TOTAL ENERGY	11,752,722

FINANCIALS — 9.1%
Capital Markets — 3.4%
24,500	Affiliated Managers Group Inc. *	2,575,685
60,200	Investment Technology Group Inc. *	2,581,376
109,000	optionsXpress Holdings Inc.	2,473,210

	Total Capital Markets	7,630,271

Commercial Banks — 2.8%
56,600	East-West Bancorp Inc.	2,004,772
29,400	Preferred Bank	1,766,646
71,500	Western Alliance Bancorp *	2,486,055

	Total Commercial Banks	6,257,473

Insurance — 0.7%
110,600	Amerisafe Inc. *	1,709,876

Real Estate Investment Trusts (REITs) — 2.2%
27,200	Alexandria Real Estate Equities Inc.	2,730,880
106,600	FelCor Lodging Trust Inc.	2,328,144

	Total Real Estate Investment Trusts (REITs)	5,059,024

	TOTAL FINANCIALS	20,656,644

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	December 31, 2006

Shares	Security	Value

HEALTH CARE — 20.4%
Biotechnology — 8.9%
67,900	Alexion Pharmaceuticals Inc. *	$2,742,481
149,500	Arena Pharmaceuticals Inc. *	1,930,045
183,500	Array BioPharma Inc. *	2,370,820
172,800	BioMarin Pharmaceutical Inc. *	2,832,192
103,700	Cubist Pharmaceuticals Inc. *	1,878,007
201,300	Exelixis Inc. *	1,811,700
125,700	Keryx Biopharmaceuticals Inc. *	1,671,810
101,500	Myriad Genetics Inc. *	3,176,950
46,600	Vertex Pharmaceuticals Inc. *	1,743,772

	Total Biotechnology	20,157,777

Health Care Equipment & Supplies — 3.2%
81,000	AngioDynamics Inc. *	1,740,690
44,200	Gen-Probe Inc. *	2,314,754
65,600	ResMed Inc. *	3,228,832

	Total Health Care Equipment & Supplies	7,284,276

Health Care Providers & Services — 7.4%
157,800	Allscripts Healthcare Solutions Inc. *	4,259,022
122,400	Eclipsys Corp. *	2,516,544
122,300	PSS World Medical Inc. *	2,388,519
53,200	Psychiatric Solutions Inc. *	1,996,064
38,000	Sierra Health Services Inc. *	1,369,520
68,700	VCA Antech Inc. *	2,211,453
27,500	WellCare Health Plans Inc. *	1,894,750

	Total Health Care Providers & Services	16,635,872

Life Sciences Tools & Services — 0.9%
69,700	Parexel International Corp. *	2,019,209

	TOTAL HEALTH CARE	46,097,134

INDUSTRIALS — 14.4%
Aerospace & Defense — 2.5%
108,400	BE Aerospace Inc *	2,783,712
106,800	TransDigm Group Inc. *	2,831,268

	Total Aerospace & Defense	5,614,980

Airlines — 1.2%
183,800	JetBlue Airways Corp. *	2,609,960

Commercial Services & Supplies — 6.6%
24,500	Corporate Executive Board Co.	2,148,650
62,300	Geo Group, Inc. *	2,337,496
90,400	Kenexa Corp. *	3,006,704
162,800	Mobile Mini Inc. *	4,385,832
149,100	PeopleSupport Inc. *	3,138,555

	Total Commercial Services & Supplies	15,017,237

Machinery — 2.5%
76,800	Dynamic Materials Corp.	2,158,080
61,900	Mueller Industries Inc.	1,962,230
56,200	RBC Bearings Inc. *	1,610,692

	Total Machinery	5,731,002

Road & Rail — 0.9%
52,300	Landstar System Inc.	1,996,814

Trading Companies & Distributors — 0.7%
39,700	MSC Industrial Direct Co. Inc., Class A Shares	1,554,255

	TOTAL INDUSTRIALS	32,524,248

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	December 31, 2006

Shares	Security	Value

INFORMATION TECHNOLOGY — 27.9%
Communications Equipment — 1.6%
166,000	Foundry Networks Inc. *	$2,486,680
37,400	Riverbed Technolgoy Inc. *	1,148,180

	Total Communications Equipment	3,634,860

Computers & Peripherals — 1.3%
99,200	Rackable Systems Inc. *	3,072,224

Electronic Equipment & Instruments — 2.6%
66,825	Benchmark Electronics Inc. *	1,627,857
46,200	Itron Inc. *	2,395,008
37,300	Trimble Navigation Ltd. *	1,892,229

	Total Electronic Equipment & Instruments	5,915,094

Internet Software & Services — 6.2%
64,900	Akamai Technologies Inc. *	3,447,488
88,200	aQuantive Inc. *	2,175,012
45,400	Equinix Inc. *	3,433,148
84,500	j2 Global Communications Inc. *	2,302,625
109,900	Sohu.com Inc. *	2,637,600

	Total Internet Software & Services	13,995,873

IT Services — 1.1%
171,000	MPS Group Inc. *	2,424,780

Semiconductors & Semiconductor Equipment — 7.7%
62,550	Diodes Inc. *	2,219,274
49,400	FormFactor Inc. *	1,840,150
62,300	Hittite Microwave Corp. *	2,013,536
130,500	Mattson Technology Inc. *	1,216,260
54,710	MEMC Electronic Materials Inc. *	2,141,349
97,180	Microsemi Corp. *	1,909,587
305,800	ON Semiconductor Corp. *	2,314,906
259,300	RF Micro Devices Inc. *	1,760,647
114,200	Trident Microsystems Inc. *	2,076,156

	Total Semiconductors & Semiconductor Equipment	17,491,865

Software — 7.4%
99,400	Blackbaud Inc.	2,584,400
56,900	Blackboard Inc. *	1,709,276
134,300	Concur Technologies Inc. *	2,154,172
191,000	Informatica Corp. *	2,332,110
163,500	Quest Software Inc. *	2,395,275
108,800	Ultimate Software Group Inc. *	2,530,688
168,800	Witness Systems Inc. *	2,959,064

	Total Software	16,664,985

	TOTAL INFORMATION TECHNOLOGY	63,199,681

MATERIALS — 2.1%
Metals & Mining — 0.8%
22,400	RTI International Metals Inc. *	1,752,128

Paper & Forest Products — 1.3%
152,400	Votorantim Celulose e Papel SA, ADR	2,988,564

	TOTAL MATERIALS	4,740,692

TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
293,400	Dobson Communications Corp., Class A Shares *	2,555,514

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $166,460,236)	218,731,959

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 1.9%
Repurchase Agreement — 1.9%
$4,345,000	Interest in $373,105,000 joint tri-party repurchase agreement dated 12/29/06 with Morgan Stanley, 5.250% due 1/3/07; Proceeds at maturity — $4,348,168; (Fully collateralized by various U.S. government agency obligations, 3.500% to 6.500% due 1/1/09 to 9/1/33; Market value — $4,414,292) (Cost — $4,345,000)	$4,345,000

	TOTAL INVESTMENTS — 98.6% (Cost — $170,805,236#)	223,076,959
	Other Assets in Excess of Liabilities — 1.4%	3,138,319

	TOTAL NET ASSETS — 100.0%	$226,215,278

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Small Cap Growth Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$56,146,546
Gross unrealized depreciation	(3,874,823)

Net unrealized appreciation	$52,271,723

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Investment Funds, Inc.

By
R. Jay Gerken
Chief Executive Officer
Date: February 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer
Date: February 28, 2007

By
Kaprel Ozsolak
Chief Financial Officer
Date: February 28, 2007